Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 23,652	$ 26,590
– equities	65	83
– derivatives	295	1,061
– property	833	830
– pooled investment vehicles	8,064	9,087
– other	278	(33)
Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	5,864	5,262
Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	8,253	10,300
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	421	547
– equities	0	0
– derivatives	421	547
– property	0	0
– pooled investment vehicles	0	0
– other	0	0
Principal plan | HSBC Bank plc | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Principal plan | HSBC Bank plc | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7,106	7,307
– equities	587	556
– derivatives	2	2
– property	103	112
– other	2,237	2,476
Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3,671	3,624
Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	33	90
Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	473	447
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	19	39
– equities	4	3
– derivatives	0	0
– property	0	0
– other	11	31
Other plans | HSBC Bank plc | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	4	5
Other plans | HSBC Bank plc | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Other plans | HSBC Bank plc | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	13,903	15,006
– equities	0	0
– derivatives	0	0
– property	0	0
– pooled investment vehicles	0	0
– other	278	(33)
Quoted market price in active market | Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	5,372	4,739
Quoted market price in active market | Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	8,253	10,300
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	6,407	5,361
– equities	587	556
– derivatives	(3)	(1)
– property	98	108
– other	1,548	570
Quoted market price in active market | Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3,671	3,623
Quoted market price in active market | Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	33	90
Quoted market price in active market | Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	473	415
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	9,749	11,584
– equities	65	83
– derivatives	295	1,061
– property	833	830
– pooled investment vehicles	8,064	9,087
– other	0	0
No quoted market price in active market | Principal plan | Equity investments
Disclosure of fair value of plan assets [line items]
– equities	65	83
No quoted market price in active market | Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	492	523
No quoted market price in active market | Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	699	1,946
– equities	0	0
– derivatives	5	3
– property	5	4
– other	689	1,906
No quoted market price in active market | Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	1
No quoted market price in active market | Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	$ 0	$ 32